                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number: ___

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Insurance Company of the West
Address: 11455 El Camino Real
         San Diego, CA 92130

Form 13F File Number: 028-11688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  H. Michael Freet
Title: Chief Financial Officer
Phone: 858-350-2551

Signature, Place, and Date of Signing:


/s/ H. M. Freet                                San Diego, CA           4/17/2006
-------------------------------------          -------------           ---------
[Signature]                                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:           55
Form 13F Information Table Value Total:     $224,942
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.    Form 13-F File Number            Name
-----   ---------------------   ---------------------
No. 1   028-11686               American Assets, Inc.
No. 2   028-11690               Ernest S. Rady

                          Form 13-F Information Table
                              as of June 30, 2001

                                                                VOTING AUTHORITY

                         TITLE
                           OF                    VALUE    SHARES/   SH/   PUT/   INVSTMT      OTHER
NAME OF ISSUER           CLASS      CUSIP      (x$1000)   PRN AMT   PRN   CALL   DSCRETN    MANAGERS      SOLE    SHARED   NONE
--------------           -----   -----------   --------   -------   ---   ----   -------   ----------   -------   ------   ----
AT&T CORP                COM     001957 10 9   3956        180000   SH           DEFINED   Nos. 1 & 2    180000
AT&T WIRELESS            COM     001957 40 6   576          35000   SH           DEFINED   Nos. 1 & 2     35000
ABBOTT LABS              COM     002824 10 0   955          20000   SH           DEFINED   Nos. 1 & 2     20000
ALLSTATE CORP            COM     020002 10 1   439          10000   SH           DEFINED   Nos. 1 & 2     10000
AMERICAN HOME PROD       COM     026609 10 7   2014         35000   SH           DEFINED   Nos. 1 & 2     35000
AMGEN INC                COM     031162 10 0   2483         40000   SH           DEFINED   Nos. 1 & 2     40000
BANK AMER CORP           COM     060505 10 4   7680        128000   SH           DEFINED   Nos. 1 & 2    128000
BANK ONE CORP            COM     06423A 10 3   7201        200000   SH           DEFINED   Nos. 1 & 2    200000
BEAR STEARNS             COM     073902 10 8   3093         53000   SH           DEFINED   Nos. 1 & 2     53000
CATERPILLAR              COM     149123 10 1   506          10000   SH           DEFINED   Nos. 1 & 2     10000
CINCINNATI FINL CORP     COM     172062 10 1   400          10000   SH           DEFINED   Nos. 1 & 2     10000
CISCO SYSTEMS            COM     17275R 10 2   195          10000   SH           DEFINED   Nos. 1 & 2     10000
CITIGROUP INC            COM     172967 10 1   5008         95000   SH           DEFINED   Nos. 1 & 2     95000
CONOCOPHILLIPS           COM     208251 40 5   2023         70000   SH           DEFINED   Nos. 1 & 2     70000
CORN PRODUCTS INTL       COM     219023 10 8   315          10000   SH           DEFINED   Nos. 1 & 2     10000
DEERE & CO               COM     244199 10 5   378          10000   SH           DEFINED   Nos. 1 & 2     10000
DUPONT                   COM     263534 10 9   3856         80000   SH           DEFINED   Nos. 1 & 2     80000
FEDERAL HM LN MTG CORP   COM     313400 30 1   18171       270000   SH           DEFINED   Nos. 1 & 2    270000
FEDERAL NATL MTG         COM     313586 10 9   5929         70000   SH           DEFINED   Nos. 1 & 2     70000
FIDELITY NATL FINL       COM     316326 10 7   977          40000   SH           DEFINED   Nos. 1 & 2     40000
FLEET BOSTON FIN CORP    COM     339030 10 8   5571        142000   SH           DEFINED   Nos. 1 & 2    142000
FORD MOTOR CO.           COM     345370 86 0   214           9000   SH           DEFINED   Nos. 1 & 2      9000
GEORGIA PAC CORP         COM     373298 10 8   677          20000   SH           DEFINED   Nos. 1 & 2     20000
GEORGIA PAC              COM     373298 70 2   355          10000   SH           DEFINED   Nos. 1 & 2     10000
HARTFORD FIN SVCS GRP    COM     416515 10 4   1366         20000   SH           DEFINED   Nos. 1 & 2     20000
ITT IND                  COM     450911 10 2   222           5000   SH           DEFINED   Nos. 1 & 2      5000

JP MORGAN CHASE & CO.    COM     46625H 10 0   6284        141000   SH           DEFINED   Nos. 1 & 2    141000
JOHNSON & JOHNSON        COM     478160 10 4   1973         40000   SH           DEFINED   Nos. 1 & 2     40000
KEYSPAN CORP             COM     49337W 10 0   803          22000   SH           DEFINED   Nos. 1 & 2     22000
LONE STAR STEKHOUSE      COM     542307 10 3   760          58000   SH           DEFINED   Nos. 1 & 2     58000
MACERICH                 COM     554382 10 1   1228         50000   SH           DEFINED   Nos. 1 & 2     50000
MCDONALDS                COM     580135 10 1   677          25000   SH           DEFINED   Nos. 1 & 2     25000
MERCURY GEN CORP         COM     589400 10 0   351          10000   SH           DEFINED   Nos. 1 & 2     10000
MERRILL LYNCH            COM     590188 10 8   2948         50000   SH           DEFINED   Nos. 1 & 2     50000
MORGAN STANLEY DEAN      COM     617446 44 8   6425        100000   SH           DEFINED   Nos. 1 & 2    100000
NORTEL NETWORKS          COM     656568 10 2   90           10000   SH           DEFINED   Nos. 1 & 2     10000
PEPSICO INC              COM     713448 10 8   5405        122000   SH           DEFINED   Nos. 1 & 2    122000
PFIZER INC               COM     717081 10 3   21509       525000   SH           DEFINED   Nos. 1 & 2    525000
PHILLIP MORRIS           COM     718154 10 7   12701       260000   SH           DEFINED   Nos. 1 & 2    260000
PINNACLE WEST CAP CORP   COM     723484 10 1   1422         30000   SH           DEFINED   Nos. 1 & 2     30000
PROCTOR & GAMBLE         COM     742718 10 9   2564         40000   SH           DEFINED   Nos. 1 & 2     40000
QUAKER OATS              COM     747402 10 5   2008         22000   SH           DEFINED   Nos. 1 & 2     22000
RAYONIER                 COM     754907 10 3   232           5000   SH           DEFINED   Nos. 1 & 2      5000
RAYTHEON CO.             COM     755111 50 7   531          20000   SH           DEFINED   Nos. 1 & 2     20000
ROYAL DUTCH SHELL PLC    COM     780259 20 6   8135        140000   SH           DEFINED   Nos. 1 & 2    140000
SCHERING PLOUGH          COM     806605 10 1   10100       280000   SH           DEFINED   Nos. 1 & 2    280000
STARWOOD HOTELS          COM     85590A 20 3   597          16000   SH           DEFINED   Nos. 1 & 2     16000
TEXACO INC               COM     881694 10 3   2189         33000   SH           DEFINED   Nos. 1 & 2     33000
TRICON GLOBAL            COM     895953 10 7   396           9000   SH           DEFINED   Nos. 1 & 2      9000
UST INC                  COM     902911 10 6   578          20000   SH           DEFINED   Nos. 1 & 2     20000
USG CORP                 COM     903293 40 5   82           20000   SH           DEFINED   Nos. 1 & 2     20000
WFS FINANCIAL            COM     92923B 10 6   336          11000   SH           DEFINED   Nos. 1 & 2     11000
WELLS FARGO & CO.        COM     949746 10 1   19349       420000   SH           DEFINED   Nos. 1 & 2    420000
WESTCORP                 COM     957907 10 8   40022      1906000   SH           DEFINED   Nos. 1 & 2   1906000
DAIMLER CHRYSLER         COM     D1668R 12 3   687          15000   SH           DEFINED   Nos. 1 & 2     15000